Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Marketable securities	[1]	€ 2,132	€ 2,162
Short-term restricted cash	[2]	4,653	3,265
Restricted marketable securities	[3]		3,250
Long-term restricted non-interest bearing bank deposits	[4]	408	1,458
Restricted cash, long-term bank deposits	[5]	1,654	2,202
Long-term restricted cash and deposits		€ 2,062	€ 3,660

[1]	During 2017 and 2018, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 3.389% and a maturity date of December 30, 2018. During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	Current accounts and bank deposits securing short term obligations. Bank deposits securing the Company's forward contracts. The annual interest rate as of December 31, 2018 was 0.58%.
[3]	Marketable securities securing the Company's Forward contracts.
[4]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).
[5]	Bank deposits used to secure obligations under loan agreements (see Note 11).